SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Individual income taxes payable	$ 23,273	$ 19,466
Income tax payable	28,326
Total taxes payable	$ 51,599	$ 19,466